Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

8. Redeemable Convertible Preferred Stock

        As of December 31, 2012 the authorized capital stock of the Company included 74,077,227 shares of preferred stock, par value $0.001 per share, of which: (1) 26,069,980 shares have been designated as Series A Preferred Stock, (2) 16,944,378 shares have been designated as Series B Preferred Stock, (3) 11,923,077 shares have been designated as Series C redeemable convertible (Series C Preferred Stock), (4) 2,014,652 shares have been designated as Series C-1 Preferred Stock, (5) 955,414 shares have been designated as Series D redeemable convertible preferred stock (Series D Preferred Stock), (6) 2,802,548 shares have been designated as Series D-1 Preferred Stock, (7) 3,662,422 shares have been designated as Series E Preferred Stock, and (8) 9,704,756 shares have been designated as Series F redeemable convertible preferred stock (Series F Preferred Stock, and all collectively the Preferred Stock).

        The Company's Preferred Stock consisted of the following (in thousands, except share and per share data):

	December 31,
	2011	2012
Series A Preferred Stock, $0.001 par value: 26,069,980 shares authorized, 6,410,976 shares issued and outstanding at December 31, 2011 and 2012 and 6,457,644 shares at June 30, 2013, at redemption value(1)	$62,049	$66,665
Series B Preferred Stock, $0.001 par value: 16,944,378 shares authorized, 4,204,185 shares issued and outstanding at December 31, 2011 and 2012, at redemption value(2)	61,464	67,044
Series C Preferred Stock, $0.001 par value: 11,923,077 shares authorized, 2,978,062 shares issued, and outstanding at December 31, 2011 and 2012, at redemption value(2)	54,320	59,909
Series C-1 Preferred Stock, $0.001 par value: 2,014,652 shares authorized, 457,875 issued, and outstanding at December 31, 2011 and 2012, at redemption value	8,479	9,387
Series D Preferred Stock, $0.001 par value: 955,414 shares authorized, 234,940 shares issued, and outstanding at December 31, 2011 and 2012, at redemption value(2)	3,657	4,325
Series D-1 Preferred Stock, $0.001 par value: 2,802,548 shares authorized, 636,942 issued and outstanding at December 31, 2011 and 2012, at redemption value	10,128	11,864
Series E Preferred Stock, $0.001 par value: 3,662,422 shares authorized, 816,060 shares issued and outstanding at December 31, 2011 and 2012, at redemption value(2)	10,934	13,393
Series F Preferred Stock, $0.001 par value: 9,704,756 shares authorized, 2,426,171 issued and outstanding at December 31, 2011 and 2012, at redemption value(2)	30,518	36,023

Total redeemable convertible preferred stock	$241,549	$268,610

(1)
On February 6, 2013, the warrant holder exercised a warrant to purchase 106,500 shares of Series A Preferred Stock on a net basis, resulting in the issuance of 46,668 shares of Series A Preferred Stock.

(2)
On March 13, 2013, the Company retired 139,741 shares of Series B Preferred Stock, 21,744 shares of Series C Preferred Stock, 2,906 shares of Series D Preferred Stock, 13,103 shares of Series E Preferred Stock and 4,825 shares of Series F Preferred Stock as a consequence of a repurchase of shares from an investor.

        The holders of the Company's Preferred Stock have rights and preferences as specified below.

Dividends

        The holders of the Company's Preferred Stock are entitled to receive, when and as declared by the Board, preferential cumulative dividends at the rate of 8% per share per annum of the stated value thereof. Such dividends shall be cumulative and shall accrue from the original issue date, whether or not earned or declared, and whether or not in any fiscal year there shall be net profits or surplus available for the payment of dividends in such fiscal year. No dividends or other distributions will be made with respect to the common stock until all declared dividends on the Preferred Stock have been paid. Additionally, if the Board declares a dividend with respect to the common stock, the Board must also declare at the same time, a dividend to the holders of the Preferred equal to the dividend that would have been payable if the outstanding Preferred Stock had been converted into shares of common stock. No dividends have been declared or paid by the Company through December 31, 2012.

Liquidation

        In the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Series F Preferred Stock are entitled to receive an amount equal to the greater of (a) $12.56 per share, subject to appropriate adjustment, plus all dividends accrued or declared but unpaid, or (b) an amount per share as would have been payable had each share been converted to common stock immediately prior to the liquidation event. No payment shall be made to the holders of Series A, Series B, Series C, Series C-1, Series D, Series D-1 and Series E Preferred Stock or common stock unless and until full payment has been made to the holders of Series F Preferred Stock.

        After payment has been made to the holders of Series F Preferred Stock, the holders of Series E Preferred Stock are entitled to receive an amount equal to the greater of (a) the Special Series E Liquidation Payment (as defined below), plus all dividends accrued or declared but unpaid, or (b) an amount per share as would have been payable had each share been converted to common stock immediately prior to the liquidation event. No payment shall be made to the holders of Series A, Series B, Series C, Series C-1, Series D and Series D-1 Preferred Stock or common stock unless and until full payment has been made to the holders of Series E Preferred Stock.

        The Special Series E Liquidation Payment is equal to a preference calculated as a 22% annually compounded return on the initial per share investment amount of $12.56 per share from the date of issuance to the date of an initial public offering, subject to appropriate adjustments.

        After payment has been made to the holders of Series F and Series E Preferred Stock, the holders of Series D and Series D-1 Preferred Stock are entitled to receive an amount equal to the greater of (a) $12.56 per share, subject to appropriate adjustment, plus any dividends accrued or declared but unpaid, or (b) an amount per share as would have been payable had each share been converted to common stock immediately prior to the liquidation event. No payment shall be made to the holders of Series A, Series B, Series C and Series C-1 Preferred Stock or common stock unless and until full payment has been made to the holders of Series D and Series D-1 Preferred Stock.

        After payment has been made to the holders of Series F, Series E, Series D, and Series D-1 Preferred Stock, the holders of Series C and Series C-1 Preferred Stock are entitled to receive an amount equal to the greater of (a) $10.92 per share, subject to appropriate adjustment for Series C-1 Preferred Stock and $10.40 per share, subject to appropriate adjustment, for Series C Preferred Stock, plus any dividends accrued or declared but unpaid, or (b) an amount per share as would have been payable had each share been converted to common stock immediately prior to the liquidation event. No payment shall be made to the holders of Series A and Series B Preferred Stock or common stock unless and until full payment has been made to the holders of Series C and Series C-1 Preferred Stock.

        After payment has been made to the holders of Series F, Series E, Series D, Series D-1, Series C and Series C-1 Preferred Stock, the holders of Series B Preferred Stock are entitled to receive, an amount equal to the greater of (a) $7.40 per share, subject to appropriate adjustment, plus any dividends accrued or declared but unpaid, or (b) an amount per share as would have been payable had each share been converted to common stock immediately prior to the liquidation event. No payment shall be made to the holders of Series A Preferred Stock or of common stock unless and until full payment has been made to the holders of Series B Preferred Stock.

        After payment has been made to the holders of Series F, Series E, Series D, Series D-1, Series C, Series C-1 and Series B Preferred Stock, the holders of Series A Preferred Stock are entitled to receive, in preference to the holders of common stock, an amount equal to the greater of (a) $4.00 per share, subject to appropriate adjustment, plus any dividends accrued or declared but unpaid, or (b) an amount per share as would have been payable had each share been converted to common stock immediately prior to the liquidation event. No payment shall be made to the holders of common stock unless and until full payment has been made to the holders of Series A Preferred Stock.

        The remaining assets of the Company available for distribution, after distribution to the holders of Series F, Series E, Series D, Series D-1, Series C, Series C-1, Series B and Series A Preferred Stock shall be distributed ratably among the holders of common stock.

Voting

        The holders of the Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. The holders of the Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which each share of the Preferred Stock is convertible at the time of such vote. On various matters submitted to the stockholders for a vote, certain series of Preferred Stock are entitled to separate votes.

Conversion

  Voluntary

        Each share of Preferred Stock is convertible at the option of the holder into such number of shares of common stock as is determined by dividing $4.00 in the case of Series A Preferred Stock, $7.40 in the case of Series B Preferred Stock, $10.40 in the case of Series C Stock, $10.92 in the case of Series C-1 Stock, $12.56 in the case of Series D and D-1 Preferred Stock, $12.56 in the case of Series E Stock, and $12.56 in the case of Series F Stock by the conversion prices in effect at the time of conversion. As of December 31, 2012, the conversion rate for all series of Preferred Stock is 1:1, but is subject to adjustment in the future upon the occurrence of certain events.

  Mandatory

        Each share of Preferred Stock shall be automatically converted into shares of common stock at the conversion price in effect at the time of conversion, upon (1) the closing of an IPO of the Company's common stock in which the price is greater than $37.68 per share, adjusted for certain dilutive events, and which results in gross proceeds of at least $50.0 million.

        Each share of Preferred Stock shall be automatically converted into shares of common stock at the conversion price in effect at the time of conversion, upon (1) the closing of an IPO of the Company's common stock in which the price is between $14.80 and $37.68 per share, adjusted for certain dilutive events, and which results in gross proceeds of at least $50.0 million, and (2) the election by the holders of at least two-thirds of the outstanding shares of the respective series of Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, and Series F Preferred Stock, voting as a single class.

        Each share of Preferred Stock shall be automatically converted into shares of common stock at the conversion price in effect at the time of conversion, upon (1) the closing of an IPO of the Company's common stock in which the price is less than $14.80 per share, adjusted for certain dilutive events, and which results in gross proceeds of at least $50.0 million, and (2) the election by the holders of at least two-thirds of the outstanding shares of Series B Preferred Stock, and (3) the election by the holders of at least 60% of the outstanding shares of the respective series of Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, and Series F Preferred Stock voting as a single class.

        In the event of a closing of an IPO of the Company's common stock not meeting the criteria discussed above, and the election by the holders of at least two thirds of the outstanding shares of the respective series of Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, and Series F Preferred Stock voting as a single class, each share of Preferred Stock shall be automatically converted into shares of common stock at the conversion price in effect at the time of conversion, upon.

        In the event of an automatic conversion of the Preferred Stock upon the closing of an IPO in which the per-share price is less than $37.68, adjusted for certain dilutive events, each share of Series E Preferred stock will be converted into common stock at the greater of (1) the number of shares which would be received under the conversion price in effect at the time of the offering based upon the conversion features noted above, or (2) a ratio determined by dividing the Special Series E Liquidation Payment, accrued from the issuance date through the date of an IPO, by the price per share of the Company's common stock in an IPO.

  Special Mandatory

        In the event that any holder of shares of Preferred Stock does not participate in a Qualified Financing (as defined) by purchasing, in the aggregate, in such Qualified Financing and within the time period specified by the Company, such holder's pro rata amount, then such holder's shares of preferred stock will automatically convert into common stock at the respective Conversion Price (as defined).

        The Company evaluated each series of its Preferred Stock and determined that each individual series is considered an equity host under ASC 815. In making this determination, the Company's analysis followed the whole instrument approach which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company's analysis was based on a consideration of the economic characteristics and risks of each series of Preferred Stock. More specifically, the Company evaluated all of the stated and implied substantive terms and features, including: (1) whether the Preferred Stock included redemption features, (2) how and when any redemption features could be exercised, (3) whether the holders of Preferred Stock were entitled to dividends, (4) the voting rights of the Preferred Stock and (5) the existence and nature of any conversion rights. As a result of the Company's conclusion that the Preferred Stock represents an equity host, the conversion feature of all series of Preferred Stock is considered to be clearly and closely related to the associated Preferred Stock host instrument. Accordingly, the conversion feature of all series of Preferred Stock is not considered an embedded derivative that requires bifurcation.

        The Company accounts for potential beneficial conversion features under FASB ASC Topic 470-20, Debt with Conversion and Other Options. At the time of each of the issuances of Preferred Stock, the Company's common stock into which each series of the Company's Preferred Stock is convertible had an estimated fair value less than the effective conversion prices of the Preferred Stock. Therefore, there was no intrinsic value on the respective commitment dates.

        As noted above, in certain events, the Series E Preferred Stock may convert to common stock on a basis higher than 1-to-1, based on a formula driven by the date on which the Company completes an IPO and the price of such offering. The Company concluded, in accordance with the provisions of ASC 470, that as the changes to the conversion terms would be triggered by a future event that is outside of the Company's control, this represents a contingent conversion option, and, therefore, should not be recognized until and unless the triggering event occurs. The Company evaluated whether a beneficial conversion feature may be required to be recorded with respect to the Series E Preferred Stock when the triggering event occurs, measured based on the number of shares of common stock assumed to be issuable upon the resolution of the contingency multiplied by the commitment date fair value of the common stock less the proceeds of the Series E Preferred Stock financing. Based upon this assessment, the Company determined that no beneficial conversion feature is required to be recognized.

Redemption

        The Company shall be required to redeem all, but not less than all, of the outstanding shares of the Series F Preferred Stock, as applicable, in three equal installments at the written election of holders of 83% of the outstanding shares of Series F Preferred Stock at any time on or after the date that is 90 days before the fifth anniversary of the original issue date of the Company's Series F Preferred Stock, which is September 22, 2016. The redemption price per share of Series F Preferred Stock shall be equal to (1) $12.56 for the Series F Preferred Stock (the Series F Base Redemption Price) adjusted for certain dilutive events, plus all dividends accrued or declared but unpaid on such share on the applicable redemption date, plus (2) an additional amount computed similar to interest payable on the Series F Base Redemption Price at the rate equal to simple interest of 10% per annum from the date of issuance of such shares.

        After full redemption of the Series F Preferred Stock, the Company shall be required to redeem all, but not less than all, of the outstanding shares of the Series E Preferred Stock, in three equal installments at the written election of holders of 75% of the outstanding shares of Series E Preferred Stock at any time on or after the date that is 90 days before the fifth anniversary of the original issue date of the Company's Series F Preferred Stock. The redemption price per share of Series E Preferred Stock shall be equal to (1) $12.56 for the Series E Preferred Stock (the Series E Base Redemption Price) adjusted for certain dilutive events, plus all dividends accrued or declared but unpaid on such share on the applicable redemption date, plus (2) an additional amount computed similar to interest payable on the Series E Base Redemption Price at the rate equal to simple interest of 10% per annum from the date of issuance of such shares.

        After full redemption of the Series F and Series E Preferred Stock, the Company shall be required to redeem all, but not less than all, of the outstanding shares of the Series D and Series D-1 Preferred Stock, as applicable, in three equal installments at the written election of holders of 85% of the outstanding shares of Series D and Series D-1 Preferred Stock at any time on or after the date that is 90 days before the fifth anniversary of the original issue date of the Company's Series F Preferred Stock. The redemption price per share of Series D Preferred Stock shall be equal to (1) $12.56 for the Series D and D-1 Preferred Stock (the Series D Base Redemption Price) adjusted for certain dilutive events, plus all dividends accrued or declared but unpaid on such share on the applicable redemption date, plus (2) an additional amount computed similar to interest payable on the Series D Base

Redemption Price at the rate equal to simple interest of 10% per annum from the date of issuance of such shares.

        After full redemption of the Series F, Series E, Series D, and Series D-1 Preferred Stock, the Company shall be required to redeem all, but not less than all, of the outstanding shares of the Series C Preferred Stock, as applicable, in three equal installments at the written election of holders of two-thirds of the outstanding shares of Series C and Series C-1 Preferred Stock at any time on or after the date that is 90 days before the fifth anniversary of the original issue date of the Company's Series F Preferred Stock. The redemption price per share shall be equal to (1) $10.40 in the case of Series C Preferred Stock and $10.92 in the case of Series C-1 Preferred Stock (the Series C Base Redemption Price), adjusted for certain dilutive events, plus all dividends accrued or declared but unpaid on such share on the applicable redemption date, plus (2) an additional amount computed similar to interest payable on the Series C Base Redemption Price at the rate equal to simple interest of 10% per annum from the date of issuance of such shares.

        After full redemption of the Series F, Series E, Series D, Series D-1, Series C, and Series C-1 Preferred Stock, the Company shall be required to redeem all, but not less than all, of the outstanding shares of the Series B Preferred Stock, as applicable, in three equal installments at the written election of holders of two-thirds of the outstanding shares of Series B Preferred Stock at any time on or after the date that is 90 days before the fifth anniversary of the original issue date of the Company's Series F Preferred Stock. The redemption price per share shall be equal to (1) $7.40 for the Series B Preferred Stock (the Series B Base Redemption Price), adjusted for certain dilutive events, plus all dividends accrued or declared but unpaid on such share on the applicable redemption date, plus (2) an additional amount computed similar to interest payable on the Series B Base Redemption Price at the rate equal to simple interest of 10% per annum from the date of issuance of such shares.

        After full redemption of the Series F, Series E, Series D, Series D-1, Series C, Series C-1, and Series B Preferred Stock, the Company shall be required to redeem all, but not less than all, of the outstanding shares of the Series A Preferred Stock, as applicable, in three equal installments at the written election of holders of two-thirds of the outstanding shares of Series A Preferred Stock at any time on or after the date that is 90 days before the fifth anniversary of the original issue date of the Company's Series F Preferred Stock. The redemption price per share shall be equal to (1) $4.00 for the Series A Preferred Stock (the Series A Base Redemption Price), adjusted for certain dilutive events, plus all dividends accrued or declared but unpaid on such share on the applicable redemption date, plus (2) an additional amount computed similar to interest payable on the Series A Base Redemption Price at the rate equal to simple interest of 10% per annum from the date of issuance of such shares.

        As the Preferred Stock may become redeemable upon an event that is outside of the control of the Company, the Preferred Stock has been classified outside of permanent equity.